Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

8. Intangible Assets

Intangible assets and related accumulated amortization consists of the following as of the dates presented:

	June 30, 2015	December 31, 2014
Gross carrying amount of urgent and primary care intangibles:
Patient relationships and contracts	$972	$972
Accumulated amortization	(144)	(47)
Intangible asset impairment*	(520)	—
Urgent and primary care intangibles, net	308	925
Gross carrying amount of ancillary intangibles:
Ancillary provider network	1,921	1,921
Software	428	428
	2,349	2,349
Accumulated amortization	(1,901)	(1,837)
Ancillary intangibles, net	448	512
Total intangibles, net	$756	$1,437

*
At the time we purchased one of our urgent and primary care centers, we allocated $600,000 of the purchase price to a contract held by the acquired center that related to non-urgent care services. During the quarter ended June 30, 2015 we suspended our provision of services under that contract and have recorded a one-time impairment charge of $520,000 relating to the unamortized balance of that intangible asset.

Total amortization expense related to intangibles was approximately $80,000 and $37,000 during the three-month periods ended June 30, 2015 and 2014, respectively. The patient relationships and contracts are being amortized using the straight-line method over their estimated useful lives of five (5) years. The ancillary provider network is being amortized using the straight-line method over its expected useful life of 15 years. Experience-to-date is that approximately 2% – 8% annual turnover or attrition of provider contracts occurs each year. The ancillary provider network is being accounted for on a pooled basis and the actual cancellation rates of provider contracts that were acquired are monitored for potential impairment or amortization adjustment, if warranted.
Estimated annual amortization expense relating to intangibles is as follows:

Years ending December 31,	Urgent and Primary Care	Ancillary Care Services	Total
2015 (remaining 6 months)	$38	$64	$102
2016	74	128	202
2017	74	128	202
2018	74	128	202
2019	48	—	48
Total	$308	$448	$756

9. Goodwill and Intangible Assets

Intangibles acquired in the urgent and primary care transactions during 2014 are comprised of relationships with patients and related contracts that drive volume into the acquired centers and results in a repeatable revenue stream. The remaining excess purchase price of $6,182,000 was allocated to goodwill and is not subject to amortization.
Intangible assets and related accumulated amortization consists of the following as of the dates presented:

	December 31, 2014	December 31, 2013
Gross carrying amount of urgent and primary care intangibles:
Patient relationships and contracts	$972	$—
Accumulated amortization	(47)	—
Urgent and primary care intangibles, net	925	—
Gross carrying amount of ancillary intangibles:
Ancillary provider network	1,921	1,921
Software	428	428
	2,349	2,349
Accumulated amortization	(1,837)	(1,709)
Other intangibles, net	512	640
Total intangibles, net	$1,437	$640
Total amortization expense related to intangibles was approximately $175,000 and $128,000 during the years ended December 31, 2014 and 2013, respectively. The patient relationships and contracts are being amortized using the straight-line method over their estimate useful lives of five (5) years. The ancillary provider network is being amortized using the straight-line method over its expected useful lives of 15 years. Experience-to-date is that approximately 2% – 8% annual turnover or attrition of provider contracts occurs each year. The ancillary provider network is being accounted for on a pooled basis and the actual cancellation rates of provider contracts that were acquired are monitored for potential impairment or amortization adjustment, if warranted.
Estimated annual amortization expense relating to intangibles is as follows:

Years ending December 31,	Urgent and Primary Care	Ancillary Care Services	Total
2015	$194	$128	$322
2016	194	128	322
2017	194	128	322
2018	194	128	322
2019	149	—	149
Total	$925	$512	$1,437